Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

April 26, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.—
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Company’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the newly formed Social Awareness Stock Portfolio (the “Acquiring Fund”) of the Company of all of the assets and liabilities of the Social Awareness Stock Portfolio (the “Acquired Fund” and together with the Acquiring Fund, the “Funds”), a series of The Travelers Series Trust (the “Trust”), in exchange for shares of common stock of the Acquiring Fund (the “Reorganization”).

The Reorganization is part of the series of transactions (the “MetLife Transaction”) under which the life insurance and annuity businesses (collectively, “Travelers Life & Annuity”) of Citigroup Inc. (“Citigroup”) are being acquired by MetLife, Inc. (“MetLife”). As part of the MetLife Transaction, the investment advisers of all but one of the Trust portfolios are to become MetLife subsidiaries. The Acquired Fund is the only Trust portfolio whose investment adviser is unaffected by the MetLife Transaction. The Acquired Fund’s investment adviser is Smith Barney Fund Management LLC (“SBFM”), a subsidiary of Citigroup. Without the proposed Reorganization, the Trust would have 30 portfolios that are sponsored by MetLife affiliates and one portfolio sponsored by a Citigroup affiliate. In light of the management, operational and administrative issues that would be raised by such a structure, and to assure continuity of the investment advisory and administrative arrangements for the Acquired Fund, which were not intended to be changed by the MetLife Transaction, the Trust Board has approved the reorganization of the Acquired Fund into the Acquiring Fund. If the Reorganization and proposed reorganizations for other portfolios of the Company are approved by shareholders, following the closing of the MetLife Transaction the Company will be composed entirely of Citigroup-sponsored portfolios and the Trust will be composed entirely of MetLife-sponsored portfolios.

The Acquiring Fund will be substantially identical to the Acquired Fund in terms of its investment objectives, policies and restrictions, its fees and expenses, and its investment adviser and other service providers. The principal differences between the two funds detailed in the Prospectus/Proxy Statement included in the Registration Statement are the identity of the Trust Board and the Fund Board and the fact that the Trust and the Fund are organized in different jurisdictions. In their approval of the Reorganization, the Trust Board concluded that these differences would not have a material adverse effect on the Acquired Fund’s shareholders.

The Trust and the Company will obtain an opinion that the Reorganization will be a tax-free transaction for shareholders of the Funds. MetLife and Citigroup will share the expenses of the Reorganization; none of the expenses will be borne by the Funds.

The Registration Statement is not being filed pursuant to Rule 488 because neither the Acquired Fund’s updated prospectus and statement of additional information (“SAI”) nor the Acquiring Fund’s prospectus and SAI are effective. The Acquired Fund’s prospectus and SAI will become effective on May 1, 2005, and the Company intends to file Pre-Effective Amendment No. 1 to this Registration Statement on May 2, 2005 to incorporate by reference the Acquired Fund’s effective prospectus and SAI and its annual report for the year ended December 31, 2005. The Acquiring Fund’s prospectus and SAI were filed on April 13, 2005 pursuant to Rule 485(a)(2) under the 1933 Act as part of Post-Effective Amendment No. 24 to the Company’s registration statement under the 1933 Act and the Investment Company Act of 1940, as amended (File Nos. 33-75644, 811-08372). The Company will file Post-Effective Amendment No. 25 to its 1933 Act and 1940 Act registration statement on Form N-1A to complete the disclosure about the Acquiring Fund in the prospectus and SAI.

As discussed with Harry Eisenstein of the SEC Staff, the Company intends to request the SEC Staff to make Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 and Post-Effective Amendment No. 25 on Form N-1A effective on the same day so that the Prospectus/Proxy Statement may be accompanied by an effective prospectus for the Acquiring Fund. The Company will request effectiveness on May 26, 2005 or as soon as possible thereafter, so that the Trust will have sufficient time to solicit shareholder votes for the meeting to approve the Reorganization, which is scheduled to be held on June 29, 2005. The Reorganization and the reorganizations for the other Company portfolios are scheduled to close on June 30, 2005, the closing date for the MetLife Transaction.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Burton M. Leibert, Willkie Farr & Gallagher LLP

Marc De Oliveira, Citigroup Asset Management

Harry Eisenstein, Division of Investment Management, SEC

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